Note 5 - Short-term Investments (Details Textual) - Australian mines limited [member] $ in Thousands	12 Months Ended
Nov. 30, 2025 CAD ($) shares
Statement Line Items [Line Items]
Increase (decrease) in equity investment designated at fair value through other comprehensive income, number of shares (in shares) | shares	84,429,563
Increase (decrease) through equity investments designated at fair value through other comprehensive income | $	$ 607